Summary of Significant Accounting Principles - Collateral (Details) - USD ($) $ in Billions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Accounting Policies [Abstract]
Securities held as collateral, fair value	$ 458.9	$ 508.7
Securities received as collateral, amount re-pledged and sold	$ 383.5	$ 419.3